Range ETFs

Range India Financials ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 101.9%

India — 101.9%

Financials — 101.9%
Axis Bank	65,458	$798,360
Bajaj Finance	50,339	506,385
Bajaj Finserv	23,220	516,361
Cholamandalam Investment and Finance	22,491	370,542
HDFC Asset Management	5,422	349,712
HDFC Bank	97,900	2,255,532
HDFC Life Insurance	57,229	493,574
ICICI Bank	135,967	2,299,365
ICICI Lombard General Insurance	12,839	282,433
ICICI Prudential Life Insurance	20,906	147,000
Jio Financial Services*	154,020	578,902
Kotak Mahindra Bank	21,250	479,975
LIC Housing Finance	16,058	107,431
Muthoot Finance	5,726	170,756
Power Finance	77,758	363,897
REC	66,703	300,929
SBI Cards & Payment Services	15,998	147,454
SBI Life Insurance	23,943	503,111
Shriram Finance	69,196	498,321
State Bank of India	58,389	530,941
		11,700,981

Total Common Stock
(Cost $7,907,666)		11,700,981

Total Investments - 101.9%
(Cost $7,907,666)		$11,700,981

Percentages based on Net Assets of $11,484,634.

††	Industries are utilized for compliance purposes, whereas

broad sectors are utilized for reporting.

*	Non-income producing security.

RAN-QH-001-0300